Document and Entity Information	12 Months Ended
Apr. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 19, 2013
Registrant Name	Advisers Investment Trust
Central Index Key	0001516523
Amendment Flag	false
Document Creation Date	Apr 19, 2013
Document Effective Date	Apr 19, 2013
Prospectus Date	Apr 23, 2013

Class A and C Shares | Lion Global Investors AsiaPac Dividend Fund
FUND SUMMARY Lion Global Investors AsiaPac Dividend Fund (the "AsiaPac Dividend Fund" or the "Fund")
Investment Objective:
The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 26 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 13 of the Fund’s statement of additional information.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Class A and C Shares Lion Global Investors AsiaPac Dividend Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	none	1.00%
Redemption fee (as a percentage of amount redeemed)		none	none
[1]	On shares redeemed within one year of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and C Shares Lion Global Investors AsiaPac Dividend Fund		Class A	Class C
Management fee		0.80%	0.80%
Distribution (Rule 12b-1) fees		0.25%	1.00%
Other expenses	[1]	0.75%	0.75%
Total annual fund operating expenses	[2]	1.80%	2.55%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.80% and 2.55%, respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example Class A and C Shares Lion Global Investors AsiaPac Dividend Fund (USD $)	1 year	3 years
Class A	747	1,109
Class C	358	793

Held
Expense Example, No Redemption Class A and C Shares Lion Global Investors AsiaPac Dividend Fund (USD $)	1 year	3 years
Class A	747	1,109
Class C	258	793

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds ("ETFs") and sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Shareholders will be given 60 days' advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund's shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class A and C Shares | Lion Global Investors AsiaPac Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Lion Global Investors AsiaPac Dividend Fund (the "AsiaPac Dividend Fund" or the "Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 26 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 13 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds ("ETFs") and sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Shareholders will be given 60 days' advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

		The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund's shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class A and C Shares | Lion Global Investors AsiaPac Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%	[3]
1 year	rr_ExpenseExampleYear01	747
3 years	rr_ExpenseExampleYear03	1,109
1 year	rr_ExpenseExampleNoRedemptionYear01	747
3 years	rr_ExpenseExampleNoRedemptionYear03	1,109
Class A and C Shares | Lion Global Investors AsiaPac Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%	[3]
1 year	rr_ExpenseExampleYear01	358
3 years	rr_ExpenseExampleYear03	793
1 year	rr_ExpenseExampleNoRedemptionYear01	258
3 years	rr_ExpenseExampleNoRedemptionYear03	793

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.80% and 2.55%, respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund
FUND SUMMARY Lion Global Investors Asian Credit High Yield Fund (the “Asian Credit High Yield Fund” or the “Fund”)
Investment Objective:
The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Class A and C Shares Lion Global Investors Asian Credit High Yield Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		4.25%	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	none	1.00%
Redemption fee (as a percentage of amount redeemed)		none	none
[1]	On shares redeemed within one year of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and C Shares Lion Global Investors Asian Credit High Yield Fund		Class A	Class C
Management fee		0.50%	0.50%
Distribution (Rule 12b-1) fees		0.25%	1.00%
Other expenses	[1]	0.75%	0.75%
Total annual fund operating expenses	[2]	1.50%	2.25%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example Class A and C Shares Lion Global Investors Asian Credit High Yield Fund (USD $)	1 year	3 years
Class A	571	879
Class C	328	703

Held
Expense Example, No Redemption Class A and C Shares Lion Global Investors Asian Credit High Yield Fund (USD $)	1 year	3 years
Class A	571	879
Class C	228	703

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund seeks to achieve its objective by investing primarily in U.S. dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as "high yield" or "junk bonds") of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund will not be required to meet a minimum rating standard. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than of 25% of its total assets in one or more industry or group of industries or in the sovereign debt of a single country provided the industry, group of industries or sovereign debt of a single country represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry or in the sovereign debt of a single country. The Fund currently anticipates that it will invest more than 25% of its total assets in sovereign debt and real estate industries.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments may be denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Concentration Risk. To the extent that the Fund may concentrate its investments in a single industry or the sovereign debt of a single country, the Fund's performance will depend to a greater extent on the overall condition of that industry or country, and there is increased risk to the Fund if conditions adversely affect that industry or country. For instance, a Fund may be especially susceptible to the following factors affecting particular industries or countries: (i) global and economic business cycles; (ii) rapid changes in products or services; (iii) competitive pressures; or (iv) regulations and policies imposed by governments.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Lion Global Investors Asian Credit High Yield Fund (the “Asian Credit High Yield Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in U.S. dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as "high yield" or "junk bonds") of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund will not be required to meet a minimum rating standard. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than of 25% of its total assets in one or more industry or group of industries or in the sovereign debt of a single country provided the industry, group of industries or sovereign debt of a single country represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry or in the sovereign debt of a single country. The Fund currently anticipates that it will invest more than 25% of its total assets in sovereign debt and real estate industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments may be denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Concentration Risk. To the extent that the Fund may concentrate its investments in a single industry or the sovereign debt of a single country, the Fund's performance will depend to a greater extent on the overall condition of that industry or country, and there is increased risk to the Fund if conditions adversely affect that industry or country. For instance, a Fund may be especially susceptible to the following factors affecting particular industries or countries: (i) global and economic business cycles; (ii) rapid changes in products or services; (iii) competitive pressures; or (iv) regulations and policies imposed by governments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[3]
1 year	rr_ExpenseExampleYear01	571
3 years	rr_ExpenseExampleYear03	879
1 year	rr_ExpenseExampleNoRedemptionYear01	571
3 years	rr_ExpenseExampleNoRedemptionYear03	879
Class A and C Shares | Lion Global Investors Asian Credit High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[3]
1 year	rr_ExpenseExampleYear01	328
3 years	rr_ExpenseExampleYear03	703
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	703

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Class A and C Shares | Lion Global Investors Asian Local Currency Bond Fund
FUND SUMMARY Lion Global Investors Asian Local Currency Bond Fund (the “Asian Local Currency Bond Fund” or the “Fund”)
Investment Objective:
The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		4.25%	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	none	1.00%
Redemption fee (as a percentage of amount redeemed)		none	none
[1]	On shares redeemed within one year of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund		Class A	Class C
Management fee		0.50%	0.50%
Distribution (Rule 12b-1) fees		0.25%	1.00%
Other expenses	[1]	0.75%	0.75%
Total annual fund operating expenses	[2]	1.50%	2.25%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund (USD $)	1 year	3 years
Class A	571	879
Class C	328	703

Held
Expense Example, No Redemption Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund (USD $)	1 year	3 years
Class A	571	879
Class C	228	703

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency-denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. These securities will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may invest up to 25% of its assets (net assets plus borrowings for investment purposes) in securities that may be non-investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund may also invest in currency deposits and short-term money market instruments. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than 25% of its total assets in the sovereign debt of a single country, provided the country represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in the sovereign debt of a single country.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.
Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.
Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.
Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class A and C Shares | Lion Global Investors Asian Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Lion Global Investors Asian Local Currency Bond Fund (the “Asian Local Currency Bond Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency-denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. These securities will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may invest up to 25% of its assets (net assets plus borrowings for investment purposes) in securities that may be non-investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund may also invest in currency deposits and short-term money market instruments. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than 25% of its total assets in the sovereign debt of a single country, provided the country represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in the sovereign debt of a single country.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.
Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.
Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.
Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class A and C Shares | Lion Global Investors Asian Local Currency Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[3]
1 year	rr_ExpenseExampleYear01	571
3 years	rr_ExpenseExampleYear03	879
1 year	rr_ExpenseExampleNoRedemptionYear01	571
3 years	rr_ExpenseExampleNoRedemptionYear03	879
Class A and C Shares | Lion Global Investors Asian Local Currency Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[3]
1 year	rr_ExpenseExampleYear01	328
3 years	rr_ExpenseExampleYear03	703
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	703

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Class I Shares | Lion Global Investors AsiaPac Dividend Fund
FUND SUMMARY LION GLOBAL INVESTORS ASIAPAC DIVIDEND FUND (the “AsiaPac Dividend Fund” or the “Fund”)
Investment Objective:
The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Class I Shares Lion Global Investors AsiaPac Dividend Fund CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Lion Global Investors AsiaPac Dividend Fund CLASS I
Management fee		0.80%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	0.75%
Total annual fund operating expenses	[2]	1.55%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.55% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors AsiaPac Dividend Fund Class I	158	490

Held
Expense Example, No Redemption (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors AsiaPac Dividend Fund Class I	158	490

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class I Shares | Lion Global Investors AsiaPac Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LION GLOBAL INVESTORS ASIAPAC DIVIDEND FUND (the “AsiaPac Dividend Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class I Shares | Lion Global Investors AsiaPac Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2]
1 YEAR	rr_ExpenseExampleYear01	158
3 YEARS	rr_ExpenseExampleYear03	490
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	158
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	490

[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.55% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Class I Shares | Lion Global Investors Asian Credit High Yield Fund
FUND SUMMARY LION GLOBAL INVESTORS ASIAN CREDIT HIGH YIELD FUND (the “Asian Credit High Yield Fund” or the “Fund”)
Investment Objective:
The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Class I Shares Lion Global Investors Asian Credit High Yield Fund CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Lion Global Investors Asian Credit High Yield Fund CLASS I
Management fee		0.50%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	0.75%
Total annual fund operating expenses	[2]	1.25%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.25% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors Asian Credit High Yield Fund Class I	127	397

Held
Expense Example, No Redemption (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors Asian Credit High Yield Fund Class I	127	397

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund seeks to achieve its objective by investing primarily in U.S. dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as “high yield” or “junk bonds”) of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund will not be required to meet a minimum rating standard. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than of 25% of its total assets in one or more industry or group of industries or in the sovereign debt of a single country provided the industry, group of industries or sovereign debt of a single country represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry or in the sovereign debt of a single country. The Fund currently anticipates that it will invest more than 25% of its total assets in sovereign debt and real estate industries.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.
Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments may be denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.
Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.
Concentration Risk. To the extent that the Fund may concentrate its investments in a single industry or the sovereign debt of a single country, the Fund’s performance will depend to a greater extent on the overall condition of that industry or country, and there is increased risk to the Fund if con-ditions adversely affect that industry or country. For instance, a Fund may be especially susceptible to the following factors affecting particular industries or countries: (i) global and economic business cycles; (ii) rapid changes in products or services; (iii) competitive pressures; or (iv) regulations and policies imposed by governments.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class I Shares | Lion Global Investors Asian Credit High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LION GLOBAL INVESTORS ASIAN CREDIT HIGH YIELD FUND (the “Asian Credit High Yield Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in U.S. dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as “high yield” or “junk bonds”) of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund will not be required to meet a minimum rating standard. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than of 25% of its total assets in one or more industry or group of industries or in the sovereign debt of a single country provided the industry, group of industries or sovereign debt of a single country represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry or in the sovereign debt of a single country. The Fund currently anticipates that it will invest more than 25% of its total assets in sovereign debt and real estate industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.
Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments may be denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.
Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.
Concentration Risk. To the extent that the Fund may concentrate its investments in a single industry or the sovereign debt of a single country, the Fund’s performance will depend to a greater extent on the overall condition of that industry or country, and there is increased risk to the Fund if con-ditions adversely affect that industry or country. For instance, a Fund may be especially susceptible to the following factors affecting particular industries or countries: (i) global and economic business cycles; (ii) rapid changes in products or services; (iii) competitive pressures; or (iv) regulations and policies imposed by governments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class I Shares | Lion Global Investors Asian Credit High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[2]
1 YEAR	rr_ExpenseExampleYear01	127
3 YEARS	rr_ExpenseExampleYear03	397
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	127
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	397

[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.25% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Class I Shares | Lion Global Investors Asian Local Currency Bond Fund
FUND SUMMARY LION GLOBAL INVESTORS ASIAN LOCAL CURRENCY BOND FUND (the “Asian Local Currency Bond Fund” or the “Fund”)
Investment Objective:
The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Class I Shares Lion Global Investors Asian Local Currency Bond Fund CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Lion Global Investors Asian Local Currency Bond Fund CLASS I
Management fee		0.50%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	0.75%
Total annual fund operating expenses	[2]	1.25%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.25% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors Asian Local Currency Bond Fund Class I	127	397

Held
Expense Example, No Redemption (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors Asian Local Currency Bond Fund Class I	127	397

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency-denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. These securities will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may invest up to 25% of its assets (net assets plus borrowings for investment purposes) in securities that may be non-investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may also invest in currency deposits and short-term money market instruments. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than 25% of its total assets in the sovereign debt of a single country, provided the country represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in the sovereign debt of a single country.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Class I Shares | Lion Global Investors Asian Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LION GLOBAL INVESTORS ASIAN LOCAL CURRENCY BOND FUND (the “Asian Local Currency Bond Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency-denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. These securities will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may invest up to 25% of its assets (net assets plus borrowings for investment purposes) in securities that may be non-investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may also invest in currency deposits and short-term money market instruments. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than 25% of its total assets in the sovereign debt of a single country, provided the country represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in the sovereign debt of a single country.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class I Shares | Lion Global Investors Asian Local Currency Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[2]
1 YEAR	rr_ExpenseExampleYear01	127
3 YEARS	rr_ExpenseExampleYear03	397
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	127
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	397

[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.25% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2013